Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit (1) are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands, except unit and per unit amounts)	2016	2015	2014
Net income attributable to the members of KNOT Offshore Partners LP	$61,102	$40,442	$27,392
Less: Distributions (2)	61,528	56,921	40,481
Over distributed earnings	(426)	(16,479)	(13,089)
Over distributed earnings attributable to:
Common unitholders (3)	(417)	(11,060)	(7,916)
Subordinated unitholders (3)	—	(5,087)	(4,912)
General Partner	(9)	(332)	(261)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	23,917	16,705	11,209
Subordinated unitholders	3,277	8,568	8,568
General Partner	559	516	404
Earnings per unit (basic and diluted):
Common unitholders (4)	$2.291	$1.499	$1.369
Subordinated unitholders(4)	$1.542	$1.708	$1.343
General Partner	$2.248	$1.487	$1.329
Cash distributions declared and paid in the period per unit(5)	$2.080	$2.030	$1.795
Subsequent event: Cash distributions declared and paid per unit relating to the period(6)	$0.520	$0.520	$0.490

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the years ended December 31, 2016, 2015 and 2014 of $2.4 million, $2.1 million and $0.6 million, respectively.
(3)	On May 18, 2016, all subordinated units converted into common units on a one-for-one basis.
(4)	This includes the net income attributable to the IDR holder. The IDRs generally may not be transferred by KNOT until March 31, 2018. The net income attributable to IDRs for the year ended December 31, 2016, 2015 and 2014 was $2.4 million, $2.1 million and $0.6 million, respectively.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to December 31, 2016.